CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts payable and accrued expenses related party	$ 206,250	$ 168,750	$ 43,750
Stockholders' deficit
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	89,245,951	78,096,326	76,747,750
Common stock, shares outstanding	89,245,951	78,096,326	76,747,750